Classification and measurement of financial instruments - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets
Derivative financial instruments		$ (13)	$ (19)
Liabilities
Derivative financial instruments		(18)	(20)
Contingent purchase consideration		(79)	(91)
Deferred purchase consideration		(11)	(23)
Loans and other borrowings		(3,767)	(2,165)
Deferred compensation plan liabilities		(236)	(218)		$ (193)
Deferred purchase consideration [member]
Liabilities
Deferred purchase consideration		(24)	(23)
Money Market Fund [Member]
Assets
Financial assets		907	51
Deferred Compensation Plan Investments [Member]
Assets
Financial assets		236	218
Quoted equity shares [member]
Assets
Equity securities		88	133
Financial assets at fair value through profit or loss, category [member]
Assets
Financial assets		1,148	273	[1]
Financial assets at fair value through profit or loss, category [member] | Money Market Fund [Member]
Assets
Financial assets	[1]		3
Financial assets at fair value through profit or loss, category [member] | Trade deposits and loans [member]
Assets
Financial assets			3
GBP173m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings		(235)	(528)
EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings		(611)
GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings		(413)	(399)
GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings		(479)	(462)
EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings		(618)	(564)
GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings		(542)
Fair value [member]
Assets
Derivative financial instruments		5	1
Liabilities
Derivative financial instruments		(18)	(20)
Contingent purchase consideration		(79)	(91)
Deferred purchase consideration		(26)	(24)
Deferred compensation plan liabilities		(236)	(218)
Fair value [member] | Money Market Fund [Member]
Assets
Financial assets		907	51
Fair value [member] | Trade deposits and loans [member]
Assets
Financial assets			3
Fair value [member] | Deferred Compensation Plan Investments [Member]
Assets
Financial assets		236	218
Fair value [member] | Quoted equity shares [member]
Assets
Equity securities		88	133
Fair value [member] | GBP173m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings		(248)	(567)
Fair value [member] | EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings		(630)
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings		(448)	(435)
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings		(489)	(465)
Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings		(650)	(601)
Fair value [member] | GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings		(603)
Level 1 [member] | Fair value [member]
Liabilities
Deferred purchase consideration		(26)	(24)
Deferred compensation plan liabilities		(236)	(218)
Level 1 [member] | Fair value [member] | Money Market Fund [Member]
Assets
Financial assets		907	51
Level 1 [member] | Fair value [member] | Deferred Compensation Plan Investments [Member]
Assets
Financial assets		236	218
Level 1 [member] | Fair value [member] | Quoted equity shares [member]
Assets
Equity securities			8
Level 1 [member] | Fair value [member] | GBP173m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings		(248)	(567)
Level 1 [member] | Fair value [member] | EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings		(630)
Level 1 [member] | Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings		(448)	(435)
Level 1 [member] | Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings		(489)	(465)
Level 1 [member] | Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings		(650)	(601)
Level 1 [member] | Fair value [member] | GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings		(603)
Level 2 [member] | Fair value [member]
Assets
Derivative financial instruments		1	1
Liabilities
Derivative financial instruments		(18)	(20)
Level 3 [member] | Trade deposits and loans [member]
Assets
Financial assets			3
Level 3 [member] | Fair value [member]
Assets
Derivative financial instruments		4
Liabilities
Contingent purchase consideration		(79)	(91)
Level 3 [member] | Fair value [member] | Quoted equity shares [member]
Assets
Equity securities		$ 88	$ 125

[1]	Restated for deferred compensation plan investments, see page 134.